Litman Gregory Masters Focused Opportunities Fund (Prospectus Summary) | Litman Gregory Masters Focused Opportunities Fund
Litman Gregory Masters Focused Opportunities Fund
Investment Objective
The Litman Gregory Masters Focused Opportunities Fund (the "Focused Opportunities Fund") seeks long-term growth of capital; that is, the increase in the value of your investment over the long term.
Fees and Expenses of the Focused Opportunities Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Focused Opportunities Fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees	Litman Gregory Masters Focused Opportunities Fund Institutional Class
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase)	2.00%

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Litman Gregory Masters Focused Opportunities Fund Institutional Class
Management Fees		1.10%
Other Expenses		0.34%
Total Annual Fund Operating Expenses		1.44%
Fee Waiver and/or Expense Reimbursement		(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	1.36%
[1]	Litman Gregory Fund Advisors, LLC ("Litman Gregory"), the advisor to the Focused Opportunities Fund, has contractually agreed to waive its advisory fee by 0.08% of the Focused Opportunities Fund's daily net assets through April 30, 2013. This agreement may be terminated at any time by the Board of Trustees of the Litman Gregory Funds Trust (the "Trust') upon sixty (60) days' written notice to Litman Gregory, and Litman Gregory may decline to renew this agreement by written notice to the Trust at least thirty (30) days before the agreement's annual expiration date. Litman Gregory has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to this agreement.
[2]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Focused Opportunities Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the prospectus, which reflects the additional 0.02% of expenses that Litman Gregory voluntarily waived.

Example
This example is intended to help you compare the cost of investing in the
Focused Opportunities Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Focused Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Focused Opportunities Fund's operating expenses remain the same (taking into account the contractual expense waiver only in the first year).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Litman Gregory Masters Focused Opportunities Fund Institutional Class	138	448	779	1,717

Portfolio Turnover
The Focused Opportunities Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Focused Opportunities Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Focused Opportunities Fund's performance. During the most recent fiscal year, the Focused Opportunities Fund's portfolio turnover rate was 33.11% of the average value of its portfolio.
Principal Strategies
Litman Gregory, the advisor to the Focused Opportunities Fund, believes that it is possible to identify investment managers who, over a market cycle, will deliver superior returns relative to their peers. Litman Gregory also believes that most stock pickers have a few select stocks in which they have a high degree of confidence. In the case of certain skilled stock pickers, Litman
Gregory believes a portfolio of their "highest confidence" stocks will outperform their more diversified portfolios over a market cycle.

Based on these beliefs, the Focused Opportunities Fund's strategy is to engage several proven managers as sub-advisors (each a "manager" or "sub-advisor"), with each manager investing in the securities of companies that it believes have strong appreciation potential. Under normal conditions, each sub-advisor manages a portion of the Focused Opportunities Fund's assets independently by managing a portfolio typically composed of between 5 and 7 stocks. The Focused
Opportunities Fund is "non-diversified," which means that the securities laws do not limit the percentage of assets it may invest in any one issuer, and therefore, it may hold larger positions in a smaller number of individual securities than a diversified fund. Litman Gregory believes that concentrating the Focused Opportunities Fund's portfolio in a select, limited number of securities allows the sub-advisors' highest conviction ideas to have a meaningful impact on the Focused Opportunities Fund's performance. For example, with three sub-advisors, the Focused Opportunities Fund could own as few as 15 securities. Litman Gregory believes limiting the number of holdings improves the long-term return opportunity because the portfolio contains only stocks of the sub-advisors' very highest-conviction ideas.

The Focused Opportunities Fund typically invests in the securities of large- and mid-sized U.S. companies, although the managers may also invest without limit in the securities of non-U.S. companies. At times, securities of non-U.S. companies may make up a material portion of the overall portfolio. The managers may also own securities of smaller companies, though these are expected to be a lesser portion of the overall fund portfolio. In addition, to a limited extent, the
Focused Opportunities Fund may invest in distressed companies, which Litman
Gregory considers to be companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy. The Focused
Opportunities Fund's investments in distressed companies typically involve the purchase of high-yield bonds ("junk bonds"), bank debt or other indebtedness of such companies. The Focused Opportunities Fund may invest in junk bonds rated BB
(or lower) or Ba (or lower) by Standard & Poor's or Moody's Investor Services, respectively.

By executing this strategy, the Focused Opportunities Fund seeks to:

·  combine the efforts of several experienced, world-class managers;

·  access only the very highest-conviction stock-picking ideas of each manager at any point in time; and

·  reduce the risk of non-diversification at the overall portfolio level by incorporating managers with different stock-picking disciplines.

Generally, a security may be sold: (1) if the manager believes the security's market price exceeds the manager's estimate of intrinsic value; (2) if the manager's view of the business fundamentals or management of the underlying company changes; (3) if a more attractive investment opportunity is found;
(4) if general market conditions trigger a change in the manager's assessment criteria; or (5) for other portfolio management reasons.
Principal Risks
Investment in stocks exposes shareholders of the Focused Opportunities Fund to the risk of losing money if the value of the stocks held by the Focused
Opportunities Fund declines during the period an investor owns shares in the
Focused Opportunities Fund. The following risks could affect the value of your investment:

·  Market Risk. As with all mutual funds that invest in common stocks, the value of an individual's investment will fluctuate daily in response to the performance of the individual stocks held in the Focused Opportunities
   Fund. The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in the Focused
   Opportunities Fund.

·  Non-Diversification Risk. A probable result of non-diversification is that increases or decreases in the value of any of the individual securities owned by the Focused Opportunities Fund may have a greater impact on the Focused
   Opportunities Fund's net asset value and total return than would be the case in a diversified fund holding a larger number of securities. This may make the
   Focused Opportunities Fund's performance more volatile than would be the case if it had a diversified investment portfolio.

·  Foreign Company and Emerging Markets Risk. The Focused Opportunities Fund may
   invest a portion of its assets in securities of companies based outside of the
   United States. Foreign securities involve additional risks, including those related to currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. These risks are greater in emerging markets.

·  Smaller Companies Risk. The Focused Opportunities Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small- and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

·  Distressed Companies Risk. The Focused Opportunities Fund may invest a portion of its assets in securities of distressed companies. Debt obligations of distressed companies typically are unrated, lower rated, in default or close to default and may be difficult to value accurately or may become worthless.

·  Multi-Style Management Risk. Because portions of the Focused Opportunities
   Fund's assets are managed by different portfolio managers using different styles, the Focused Opportunities Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style.
Performance
The following performance information provides some indication of the risks of investing in the Focused Opportunities Fund. The bar chart shows changes in the performance of the Focused Opportunities Fund's Institutional Class shares from year to year. The table below shows how the Focused Opportunities Fund's average annual returns for 1-year, 5-year and since inception periods compare to those of a broad-based market index. Past performance, before and after taxes, does not necessarily indicate how the Focused Opportunities Fund will perform in the future. Updated performance information is available on the Fund's website at
www.mastersfunds.com.
Litman Gregory Masters Focused Opportunities Fund - Institutional Class Calendar Year Total Returns

During the period shown above, the highest and lowest quarterly returns earned by the Focused Opportunities Fund were:

Highest:           30.29%         Quarter ended June 30, 2009

Lowest: -27.48% Quarter ended December 31, 2008
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Litman Gregory Masters Focused Opportunities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Institutional Class Return Before Taxes	3.62%	(0.57%)	1.26%	Jun. 30, 2006
Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	3.54%	(0.82%)	1.02%	Jun. 30, 2006
Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	2.45%	(0.54%)	1.02%	Jun. 30, 2006
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	1.97%	Jun. 30, 2006

The Focused Opportunities Fund's after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Focused Opportunities Fund in a tax-deferred account, such as a 401(k) plan or an individual retirement account after-tax returns shown are not relevant to your investment. The "Return
After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Focused Opportunities Fund, a tax deduction is provided that benefits the investor.